PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2021
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

			Machinery		Assets
	Buildings		and		under
(amounts in millions)	and land	Simulators	equipment	Aircraft	construction	Total
Net book value as at April 1, 2019	$241.7	$1,450.3	$51.5	$54.8	$145.0	$1,943.3
Additions	31.0	27.3	13.9	11.3	207.1	290.6
Additions – business combinations (Note 4)	0.1	—	0.1	0.6	—	0.8
Disposals	(0.1)	(0.5)	—	(0.1)	—	(0.7)
Depreciation	(17.7)	(105.0)	(17.9)	(5.0)	—	(145.6)
Impairment	—	(1.8)	—	—	—	(1.8)
Transfers and others	2.2	155.0	2.8	4.6	(151.6)	13.0
Foreign currency exchange differences	5.6	44.0	1.0	3.1	0.7	54.4
Net book value as at March 31, 2020	$262.8	$1,569.3	$51.4	$69.3	$201.2	$2,154.0
Additions	16.2	13.4	13.4	19.1	45.5	107.6
Additions – business combinations (Note 4)	0.3	7.9	0.3	—	—	8.5
Disposals	—	(1.9)	(0.1)	(0.4)	(1.6)	(4.0)
Depreciation	(19.8)	(113.3)	(15.9)	(5.8)	—	(154.8)
Impairment	—	(76.7)	—	—	—	(76.7)
Transfers and others	36.1	145.3	1.4	0.6	(97.3)	86.1
Foreign currency exchange differences	(13.5)	(120.9)	(2.2)	(6.7)	(8.0)	(151.3)
Net book value as at March 31, 2021	$282.1	$1,423.1	$48.3	$76.1	$139.8	$1,969.4

			Machinery		Assets
	Buildings		and		under
(amounts in millions)	and land	Simulators	equipment	Aircraft	construction	Total
Cost	$490.0	$2,191.1	$203.1	$82.2	$201.2	$3,167.6
Accumulated depreciation and impairment	(227.2)	(621.8)	(151.7)	(12.9)	—	(1,013.6)
Net book value as at March 31, 2020	$262.8	$1,569.3	$51.4	$69.3	$201.2	$2,154.0
Cost	$513.8	$2,140.6	$192.9	$91.9	$139.8	$3,079.0
Accumulated depreciation and impairment	(231.7)	(717.5)	(144.6)	(15.8)	—	(1,109.6)
Net book value as at March 31, 2021	$282.1	$1,423.1	$48.3	$76.1	$139.8	$1,969.4

During the year ended March 31, 2021, depreciation of $152.4 million (2020 – $142.8 million) has been recorded in cost of sales, $0.5  million (2020 – $0.8 million) in research and development expenses and $1.9 million (2020 – $2.0 million) in selling, general and administrative expenses.